RECENT INVESTMENT ACTIVITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended					0 Months Ended			9 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2011		Dec. 31, 2009		Dec. 31, 2008 Mississippi Hub [Member]	Dec. 31, 2009 Liberty Gas Storage [Member]	Apr. 30, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Apr. 30, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2011 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2009 Mexican Pipeline And Natural Gas Infrastructure [Member]	Jan. 16, 2009 Energy South [Member]	Apr. 06, 2011 Chilquinta Energia [Member]	Sep. 06, 2011 Luz Del Sur [Member]	Apr. 06, 2011 Luz Del Sur [Member]	Sep. 13, 2011 Luz Del Sur [Member]	Dec. 31, 2011 South America Acquisition [Member]	Dec. 31, 2011 South America Acquisition [Member]		Dec. 31, 2010 South America Acquisition [Member]		Apr. 06, 2011 South America Acquisition [Member]	Dec. 31, 2011 Adjusted Purchase Price Allocation South America [Member]	Apr. 06, 2011 Adjusted Purchase Price Allocation South America [Member]		Dec. 31, 2011 Preliminary Purchase Price Allocation South America [Member]	Apr. 06, 2011 Preliminary Purchase Price Allocation South America [Member]		Apr. 06, 2011 Other Holding Companies [Member]		Dec. 31, 2011 Peruvian Entities [Member]	Apr. 06, 2011 Peruvian Entities [Member]		Dec. 31, 2011 Chilean Entities [Member]	Apr. 06, 2011 Chilean Entities [Member]		Apr. 06, 2011 Adjustments to Purchase Price Allocation South America [Member]
Business Acquisition [Line Items]
Ownership percentage before acquisition														50.00%		38.00%
Acquired percentage interest in joint venture							50.00%	50.00%						100.00%		76.00%
Maximum percent of Luz del Sur minority interests																14.73%
Ownership percentage after Luz Del Sur tender offer																	79.82%
Additional Shares Purchased From Tender Offer																	18,918,954
Luz Del Sur settlement of public tender offer																	$ 43
Share Price of Tender Offer															$ 2.29
Share Price Of Tender Offer Based On Independent Appraiser Valuation																$ 2.22
Consideration withheld related to purchase																							32
Fair value of businesses acquired [Abstract]
Cash consideration (fair value of total consideration)							307	307					94										611		888			888		8			385			495
Fair value of equity method investments immediately prior to the acquisition																									882			882		2			385			495
Fair value of noncontrolling interests																									279			279					242			37
Total fair value of businesses acquired																									2,049			2,049		10			1,012			1,027
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Cash							15	15																	245			245		4			22			219
Accounts receivable							4	4																	264	[1]		266	[1]	6	[1]		101	[1]		159	[1]	(2)	[1]
Other current assets																									41			39					19			20		2
Investment in equity method investee							256	256
Property, plant and equipment							25	25																	1,486			1,485					931			554		1
Other noncurrent assets																									67			66								66		1
Accounts payable																									(132)			(138)					(59)			(79)		6
Short-term and current portion of long-term debt																									(47)			(47)					(47)
Other current liabilities																									(89)			(85)					(56)			(29)		(4)
Other liabilities							(11)	(11)
Long-term debt																									(484)			(473)					(179)			(294)		(11)
Other noncurrent liabilities																									(277)			(268)					(178)			(90)		(9)
Total identifiable net assets							289	289																	1,074			1,090		10			554			526		(16)
Goodwill							18 [2]	18 [2]																	975			959					458			501		16
Acquisition-related costs (included in Other Operation and Maintenance expense in the Condensed Consolidated Statements of Operations for the nine months ended September 30, 2010)											1													2			2					1			1
Allowance for doubtful accounts																																	1			6
Remeasurement of equity method investments	277	[3]																	277
Book value of equity interests																							605
Revenue of acquiree since acquisition date									6	10								1,100
Net Income of acquiree since acquisition date																		160
Earnings of acquiree since acquisition date									21	33								135
Pro forma revenues								3				10							10,379		10,277
Pro forma earnings								7				24							1,079	[4]	1,062	[4]
Business acquisition, Cash paid, net of cash acquired							292
Purchase of noncontrolling interests	$ (43)	[3]	$ (94)	[3]
Noncontrolling Interest [Line Items]
Ownership percentage in less than wholly-owned subsidiary					60.00%	75.00%
Ownership percentage of noncontrolling interest in less than wholly-owned subsidiary					40.00%	25.00%

[1]	We expect acquired accounts receivable to be substantially realizable in cash. Accounts receivable are net of collection allowances of $6 million for Chile and $1 million for Peru.
[2]	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Mexico segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.
[3]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.
[4]	Pro forma earnings for 2010 include the $277 million gain related to the remeasurement of equity method investments, and accordingly, pro forma earnings for 2011 exclude the gain.